OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2011 Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

 Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (859) 957-1803

Date of fiscal year end:         August 31, 2011

Date of reporting period:       August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund AlphaMark Small Cap Growth Fund Annual Report August 31, 2011
Investment Advisor	Administrator
AlphaMark Advisors, LLC	Ultimus Fund Solutions, LLC
250 Grandview Drive, Suite 175	P.O. Box 46707
Fort Mitchell, Kentucky 41017	Cincinnati, Ohio 45246-0707
1-866-420-3350

2011 Annual Shareholder Letter
The AlphaMark Funds

September 29, 2011

Dear Shareholder:

The AlphaMark Funds’ investment philosophy is founded on an appreciation of risk.  We attempt to identify for The AlphaMark Funds (the “Funds”) high quality companies with strong cash flows.  This strategy is used to provide the potential for growth while acknowledging the inherent risks of the stock market.  The last 12 months have been filled with volatility and change.  Last fall the Fed formally announced its widely anticipated Quantitative Easing policy, also known as QE2. The Fed agreed to buy up to $600 billion worth of long dated Treasuries.  During this time, European debt worries, high unemployment and a weak housing market were heavily influencing the market.  As 2011 got underway, the world watched as Middle East rebellions forced out dictators, oil prices rose and Japan suffered a horrible earthquake and tsunami.  European debt fears were still causing the market angst.  Interestingly enough, housing started improving and the economy was starting to show some strength.  As the summer months waned, it was apparent the housing market uptick was just a blip and the economy and the market were losing ground.  The U.S. debt ceiling debate only heightened people’s fears.  A new drag on the economy was actually the politics in Washington.  Even as we head into the end of the year, politics and European debt fears are ruling the headlines.  Neither of these issues appears to have a quick fix.  12 months ago, the 10 year U.S. Treasury was yielding 2.6%; now it is yielding 2.2%.  The Fed has decided not to increase its balance sheet any further, but instead is lengthening the duration of its Treasury portfolio.  As the shorter dated bonds mature, they are only buying longer dated bonds to replace them.  This action has caused the dollar to strengthen, long term rates to drop and gold has dropped.  This has truly been a remarkable 12 month period and we are pleased to report that each of the Funds has performed roughly in line with their respective benchmarks during this time.  We remain disciplined in our approach, never wavering from our core philosophy of seeking out quality companies that have growing cash flows, historical revenue and earnings growth and are currently exhibiting earnings growth momentum.  We apply our proprietary valuing techniques to each of the stocks that we own for our Funds, buying only those stocks that represent what we believe to be an excellent value.

AlphaMark Large Cap Growth
During the year ended August 31, 2011, the net asset value per share of the AlphaMark Large Cap Growth Fund (“AMLC”) rose from $10.85 to $12.60, a gain of 16.15% on a total return basis.  During this time, the S&P 500 Index and the Russell 1000 Growth Index gained 18.50% and 23.96%, respectively.  Our discipline is to never let any of our holdings become so large that they present undue risk to the portfolio.  In order to achieve this, we consistently trim gains from any of our positions that are doing well.  The main contributors of gains in the AMLC over the last 12 months came from the following sectors: Telecommunication Services (Millicom International Cellular +24%, Verizon Communications +30%), Health Care (Biogen Idec +56%, Perrigo +70%), Consumer Staples (Estée Lauder +84%, McDonalds +29%), and Materials (Joy Global +57%).  The main contributors of loss in the AMLC came from the Consumer

Discretionary sector (Autoliv -30%, Dolby Laboratories -29%).  We continue to maintain a diversified strategy across all sectors of the economy.  Historically, we have always maintained a larger allocation in the Financials and Consumer Discretionary sectors versus the benchmarks.  Over the last 12 months our performance in these two sectors has been negative relative to the benchmarks.  We believe the best strategy in an uncertain market is to maintain allocations in all sectors.  All sectors have lost ground in the recent months and we don’t expect any individual sector to have a distinct advantage.

As of August 31, 2011, AMLC’s assets were diversified among 34 stock positions.  Our five largest areas of investment were: Information Technology (26.1%), Health Care (18.3%), Industrials (12.6%), Consumer Discretionary (12.6%) and Financials (10.6%).  Cash equivalents represented 1.5% of the Fund’s net assets.

As of August 31, 2011, AMLC had net assets of $15.9 million.

AlphaMark Small Cap Growth
During the year ended August 31, 2011, the net asset value per share of the AlphaMark Small Cap Growth Fund (“AMSC”) grew from $11.02 to $14.05, a gain of 27.52% on a total return basis.  During this time, the Russell 2000 Growth Index gained 27.54%.  The main contributors of gains in the AMSC over the last 12 months came from the following sectors: Industrials (Acacia Research +314%), Information Technology (TriQuint Semiconductor +104%), Financials (EZCorp +93%), and Consumer Discretionary (Deckers Outdoor +126%).  The main contributors of loss in the AMSC are in the following sectors: Health Care (Chindex International -28%, Medidata Solutions -36%, SciClone Pharmaceuticals -26%) and Information Technology (Rudolph Technologies -32%).  We continue to maintain a portfolio that is allocated across the various sectors of the economy.

As of August 31, 2011, AMSC’s assets were invested among 26 stock positions.  Our four largest areas of investment were: Information Technology (31.1%), Health Care (16.3%), Consumer Discretionary (15.0%) and Financials (12.2%).  Cash equivalents represented 2.1% of the Fund’s net assets.  We are confident that as we enter into a period of economic growth with a tilt towards earnings momentum, our investment philosophy and our disciplined approach to picking stocks will add value to the Fund.

As of August 31, 2011, AMSC had net assets of $15.5 million.

We have never lost faith in the U.S. economy’s ability to bounce back from recessions and other downturns.  We are cautiously optimistic for what the future holds, although it might be more volatile.  As the economy resumes its recovery, we are confident that the markets will rise and are excited by the growth that we hope to bring to your investment in the Funds.

Sincerely,
Michael L. Simon
President and Chief Investment Officer
AlphaMark Advisors, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-866-420-3350 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

ALPHAMARK LARGE CAP GROWTH FUND

Comparison of the Change in Value of a $10,000 Investment in the
AlphaMark Large Cap Growth Fund versus the S&P 500 Index (Unaudited)

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
10/31/08
11/30/08
02/28/09
05/31/09
08/31/09
11/30/09
02/28/10
05/31/10
08/31/10
11/30/10
02/28/11
05/31/11
08/31/11
$13,409
$13,139
Past performance is not predictive of future performance.
AlphaMark Large Cap Growth Fund - $13,139
S&P 500 Index - $13,409

Average Annual Total Returns (a) (for periods ended August 31, 2011)
	1 Year	Since Inception*
AlphaMark Large Cap Growth Fund	16.15%	10.12%
S&P 500 Index	18.50%	10.91%

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Represents the period from the commencement of operations (October 31, 2008) through August 31, 2011.

ALPHAMARK SMALL CAP GROWTH FUND

Comparison of the Change in Value of a $10,000 Investment in the
AlphaMark Small Cap Growth Fund versus the Russell 2000 Growth Index (Unaudited)

$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
10/31/08
11/30/08
02/28/09
05/31/09
08/31/09
11/30/09
02/28/10
05/31/10
08/31/10
11/30/10
02/28/11
05/31/11
08/31/11
$15,346
$14,537
Past performance is not predictive of future performance.
AlphaMark Small Cap Growth Fund - $14,537
Russell 2000 Growth Index - $15,346

Average Annual Total Returns (a) (for periods ended August 31, 2011)
	1 Year	Since Inception*
AlphaMark Small Cap Growth Fund	27.52%	14.12%
Russell 2000 Growth Index	27.54%	16.32%

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Represents the period from the commencement of operations (October 31, 2008) through August 31, 2011.

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
August 31, 2011 (Unaudited)

Top Ten Equity Holdings As of August 31, 2011 (Unaudited)
Company	% of Net Assets
Perrigo Co.	3.9%
IntercontinentalExchange, Inc.	3.9%
Biogen Idec, Inc.	3.8%
American Express Co.	3.7%
Amgen, Inc.	3.6%
Discovery Communications, Inc. - Class A	3.6%
Humana, Inc.	3.6%
Ross Stores, Inc.	3.5%
eBay, Inc.	3.5%
Novo Nordisk A/S - ADR	3.4%

ALPHAMARK SMALL CAP GROWTH FUND
PORTFOLIO INFORMATION
August 31, 2011 (Unaudited)

Sector Diversification (% of Net Assets)
As of August 31, 2011 (Unaudited)

35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
15.0%
6.9%
3.8%
12.2%
16.3%
8.4%
31.1%
4.2%
0.0%
0.0%
2.1%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
Cash Equivalents

Top Ten Equity Holdings As of August 31, 2011 (Unaudited)
Company	% of Net Assets
Spreadtrum Communications, Inc. - ADR	4.6%
ExlService Holdings, Inc.	4.6%
EZCORP, Inc. - Class A	4.5%
AZZ, Inc.	4.5%
Deckers Outdoor Corp.	4.5%
PVH Corp.	4.3%
Balchem Corp.	4.2%
MarketAxess Holdings, Inc.	4.0%
Acacia Research Corp.	3.9%
NIC, Inc.	3.9%

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011
COMMON STOCKS - 98.5%	Shares	Value
Consumer Discretionary - 12.6%
Auto Components - 2.3%
Autoliv, Inc.	6,519	$363,891

Hotels, Restaurants & Leisure - 3.2%
McDonald's Corp.	5,529	500,153

Media - 3.6%
Discovery Communications, Inc. - Class A *	13,471	569,554

Specialty Retail - 3.5%
Ross Stores, Inc.	7,300	558,633

Consumer Staples - 3.0%
Personal Products - 3.0%
Estée Lauder Cos., Inc. (The) - Class A	4,899	478,436

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
CNOOC Ltd. - ADR	1,799	365,539
Exxon Mobil Corp.	5,798	429,284
		794,823
Financials - 10.6%
Capital Markets - 3.0%
TD AMERITRADE Holding Corp.	30,642	471,274

Consumer Finance - 3.7%
American Express Co.	11,892	591,151

Diversified Financial Services - 3.9%
IntercontinentalExchange, Inc. *	5,192	612,396

Health Care - 18.3%
Biotechnology - 7.4%
Amgen, Inc.	10,343	573,054
Biogen Idec, Inc. *	6,402	603,068
		1,176,122
Health Care Providers & Services - 3.6%
Humana, Inc.	7,300	566,772

Pharmaceuticals - 7.3%
Novo Nordisk A/S - ADR	5,126	546,739
Perrigo Co.	6,465	612,494
		1,159,233

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 12.6%
Aerospace & Defense - 2.7%
L-3 Communications Holdings, Inc.	6,442	$436,896

Commercial Services & Supplies - 2.3%
Waste Management, Inc.	11,090	366,414

Electrical Equipment - 2.5%
Rockwell Automation, Inc.	6,150	394,400

Machinery - 5.1%
Flowserve Corp.	5,015	473,115
Joy Global, Inc.	3,964	330,796
		803,911
Information Technology - 26.1%
Computers & Peripherals - 5.3%
Apple, Inc. *	1,258	484,116
EMC Corp. *	15,528	350,778
		834,894
Electronic Equipment, Instruments & Components - 4.5%
Amphenol Corp. - Class A	8,888	417,558
Corning, Inc.	20,205	303,681
		721,239
Internet Software & Services - 6.4%
eBay, Inc. *	18,096	558,624
Google, Inc. - Class A *	832	450,079
		1,008,703
Semiconductors & Semiconductor Equipment - 4.3%
Altera Corp.	9,080	330,421
Broadcom Corp. - Class A *	10,073	359,102
		689,523
Software - 5.6%
Oracle Corp.	14,012	393,317
Rovi Corp. *	10,111	494,327
		887,644
Materials - 5.0%
Chemicals - 1.8%
Potash Corp. of Saskatchewan, Inc.	5,095	295,408

Metals & Mining - 3.2%
Cliffs Natural Resources, Inc.	6,057	501,822

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.5% (Continued)	Shares	Value
Telecommunication Services - 5.3%
Diversified Telecommunication Services -5.3%
Telecommunicacoes de Sao Paulo S.A. - ADR	14,856	$471,975
Verizon Communications, Inc.	10,181	368,247
		840,222

Total Common Stocks (Cost $12,320,121)		$15,623,514

MONEY MARKET FUNDS - 1.4%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.06% (a)	161,890	$161,890
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.10% (a)	53,963	53,963
Total Money Market Funds (Cost $215,853)		$215,853

Total Investments at Value — 99.9% (Cost $12,535,974)		$15,839,367

Other Assets in Excess of Liabilities — 0.1%		16,794

Net Assets — 100.0%		$15,856,161

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2011.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2011
COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary - 15.0%
Leisure Equipment & Products - 3.1%
Sturm Ruger & Co., Inc.	14,600	$485,742

Textiles, Apparel & Luxury Goods - 11.9%
Deckers Outdoor Corp. *	7,819	695,578
G-III Apparel Group Ltd. *	17,350	490,311
PVH Corp.	9,935	662,267
		1,848,156
Consumer Staples - 6.9%
Beverages - 3.7%
Viña Concha y Toro S.A. - ADR	14,012	574,492

Personal Products - 3.2%
Inter Parfums, Inc.	29,816	493,753

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Berry Petroleum Co. - Class A	11,875	582,231

Financials - 12.2%
Consumer Finance - 8.2%
Credit Acceptance Corp. *	8,275	572,134
EZCORP, Inc. - Class A *	21,021	705,255
		1,277,389
Diversified Financial Services - 4.0%
MarketAxess Holdings, Inc.	21,000	619,080

Health Care - 16.3%
Biotechnology - 2.9%
SciClone Pharmaceuticals, Inc. *	97,275	455,247

Health Care Equipment & Supplies - 3.1%
Masimo Corp.	19,450	479,831

Health Care Technology - 6.7%
Medidata Solutions, Inc. *	29,860	492,690
Transcend Services, Inc. *	21,052	543,563
		1,036,253
Pharmaceuticals - 3.6%
Questcor Pharmaceuticals, Inc. *	18,900	567,945

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 8.4%
Electrical Equipment - 4.5%
AZZ, Inc.	14,728	$697,076

Professional Services - 3.9%
Acacia Research Corp. *	14,019	612,630

Information Technology - 31.1%
Communications Equipment - 3.3%
NETGEAR, Inc. *	18,700	520,047

Internet Software & Services - 3.9%
NIC, Inc.	52,476	609,771

IT Services - 8.1%
ExlService Holdings, Inc. *	27,550	714,923
Wright Express Corp. *	12,940	545,292
		1,260,215
Semiconductors & Semiconductor Equipment - 8.2%
NetLogic Microsystems, Inc. *	18,315	549,816
Spreadtrum Communications, Inc. - ADR	40,700	719,169
		1,268,985
Software - 7.6%
Ebix, Inc. *	35,635	583,701
Monotype Imaging Holdings, Inc. *	50,500	591,355
		1,175,056
Materials - 4.2%
Chemicals - 4.2%
Balchem Corp.	15,793	652,251

Total Common Stocks (Cost $12,908,306)		$15,216,150

MONEY MARKET FUNDS - 3.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.06% (a)	432,874	$432,874
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.10% (a)	144,291	144,291
Total Money Market Funds (Cost $577,165)		$577,165

Total Investments at Value — 101.6% (Cost $13,485,471)		$15,793,315

Liabilities in Excess of Other Assets — (1.6%)		(253,627)

Net Assets — 100.0%		$15,539,688

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2011.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2011
	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$12,535,974	$13,485,471
At value (Note 1)	$15,839,367	$15,793,315
Dividends receivable	24,536	383
Receivable for capital shares sold	-	107,667
Receivable for investment securities sold	-	304,149
Other assets	3,101	3,292
TOTAL ASSETS	15,867,004	16,208,806

LIABILITIES
Payable for investment securities purchased	-	658,400
Accrued advisory fees (Note 3)	4,873	4,103
Payable to administrator (Note 3)	4,930	4,930
Other accrued expenses	1,040	1,685
TOTAL LIABILITIES	10,843	669,118

NET ASSETS	$15,856,161	$15,539,688

Net assets consist of:
Paid-in capital	$12,075,044	$11,977,350
Undistributed net realized gains from security transactions	477,724	1,254,494
Net unrealized appreciation on investments	3,303,393	2,307,844

NET ASSETS	$15,856,161	$15,539,688

Shares of beneficial interest outstanding (unlimited number of shares
authorized, no par value)	1,258,800	1,106,363

Net asset value, offering price and redemption price per share (a)	$12.60	$14.05

a)	Redemption price varies based on length of time shares are held (Note 1).

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2011
	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Dividend income	$184,750	$101,311
Foreign withholding taxes on dividends	(2,850)	(3,421)
TOTAL INVESTMENT INCOME	181,900	97,890

EXPENSES
Investment advisory fees (Note 3)	157,991	153,941
Distribution fees (Note 3)	39,498	38,485
Fund accounting fees (Note 3)	26,840	26,815
Professional fees	21,856	21,856
Administration fees (Note 3)	20,986	21,169
Transfer agent fees (Note 3)	12,000	12,000
Insurance expense	9,631	9,631
Registration fees	8,117	10,606
Custody and bank service fees	8,525	9,854
Compliance service fees (Note 3)	6,000	6,000
Trustees' fees	6,000	6,000
Postage and supplies	3,717	4,656
Other expenses	8,340	8,143
TOTAL EXPENSES	329,501	329,156
Fee reductions by the Advisor (Note 3)	(92,515)	(98,245)
NET EXPENSES	236,986	230,911

NET INVESTMENT LOSS	(55,086)	(133,021)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	565,846	1,649,145
Net change in unrealized appreciation/depreciation on investments	1,419,705	1,208,815
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,985,551	2,857,960

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,930,465	$2,724,939

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	August 31,	August 31,
	2011	2010
FROM OPERATIONS
Net investment loss	$(55,086)	$(39,145)
Net realized gains from security transactions	565,846	646,462
Net change in unrealized appreciation/depreciation on investments	1,419,705	(688,512)
Net increase (decrease) in net assets from operations	1,930,465	(81,195)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(468,270)	(114,852)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,295,956	3,670,464
Net asset value of shares issued in reinvestment of distributions to shareholders	468,270	114,852
Proceeds from redemption fees collected (Note 1)	697	-
Payments for shares redeemed	(3,379,912)	(3,029,359)
Net increase in net assets from capital share transactions	2,385,011	755,957

TOTAL INCREASE IN NET ASSETS	3,847,206	559,910

NET ASSETS
Beginning of year	12,008,955	11,449,045
End of year	$15,856,161	$12,008,955

ACCUMULATED NET INVESTMENT INCOME	$-	$-

CAPITAL SHARE ACTIVITY
Shares sold	405,823	301,817
Shares reinvested	35,883	9,277
Shares redeemed	(255,861)	(245,359)
Net increase in shares outstanding	185,845	65,735
Shares outstanding at beginning of year	1,072,955	1,007,220
Shares outstanding at end of year	1,258,800	1,072,955

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	August 31,	August 31,
	2011	2010
FROM OPERATIONS
Net investment loss	$(133,021)	$(105,564)
Net realized gains from security transactions	1,649,145	1,193,322
Net change in unrealized appreciation/depreciation on investments	1,208,815	(187,046)
Net increase in net assets from operations	2,724,939	900,712

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(504,063)	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,830,417	3,212,023
Net asset value of shares issued in reinvestment of distributions to shareholders	504,063	-
Proceeds from redemption fees collected (Note 1)	1,267	-
Payments for shares redeemed	(4,745,834)	(2,157,817)
Net increase in net assets from capital share transactions	2,589,913	1,054,206

TOTAL INCREASE IN NET ASSETS	4,810,789	1,954,918

NET ASSETS
Beginning of year	10,728,899	8,773,981
End of year	$15,539,688	$10,728,899

ACCUMULATED NET INVESTMENT INCOME	$-	$-

CAPITAL SHARE ACTIVITY
Shares sold	455,961	268,823
Shares reinvested	33,604	-
Shares redeemed	(324,623)	(185,448)
Net increase in shares outstanding	164,942	83,375
Shares outstanding at beginning of year	941,421	858,046
Shares outstanding at end of year	1,106,363	941,421

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year	Year	Period
	Ended	Ended	Ended
	August 31,	August 31,	August 31,
	2011	2010	2009 (a)

Net asset value at beginning of period	$11.19	$11.37	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.04)	0.01
Net realized and unrealized gains (losses) on investments	1.86	(0.03)	1.38
Total from investment operations	1.82	(0.07)	1.39

Less distributions:
From net investment income	-	-	(0.01)
From net realized gains	(0.41)	(0.11)	(0.01)
Total distributions	(0.41)	(0.11)	(0.02)

Proceeds from redemption fees collected (Note 1)	0.00 (b)	-	-

Net asset value at end of period	$12.60	$11.19	$11.37

Total return (c)	16.15%	(0.69% )	13.92%	(d) (e)

Net assets at end of period	$15,856,161	$12,008,955	$11,449,045

Ratio of gross expenses to average net assets	2.08%	2.32%	2.49%	(f)

Ratio of net expenses to average net assets (g)	1.50%	1.50%	1.50%	(f)

Ratio of net investment income (loss) to average net assets (g)	(0.35% )	(0.32% )	0.12%	(f)

Portfolio turnover rate	47%	30%	120%	(d)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)
During the period ended August 31, 2009, the Fund received a payment from the administrator of $95,117 for losses realized on the sale of investments as a result of a cash reporting error, which otherwise would have reduced the total return by 1.60%.

(f)	Annualized.

(g)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year		Year		Period
	Ended		Ended		Ended
	August 31,		August 31,		August 31,
	2011		2010		2009 (a)

Net asset value at beginning of period	$11.40		$10.23		$10.00

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.11)		(0.04)
Net realized and unrealized gains on investments	3.29		1.28		0.27
Total from investment operations	3.17		1.17		0.23

Less distributions:
From net realized gains	(0.52)		-		-

Proceeds from redemption fees collected (Note 1)	0.00	(b)	-		-

Net asset value at end of period	$14.05		$11.40		$10.23

Total return (c)	27.52%		11.44%		2.30%	(d)

Net assets at end of period	$15,539,688		$10,728,899		$8,773,981

Ratio of gross expenses to average net assets	2.14%		2.55%		2.78%	(e)

Ratio of net expenses to average net assets (f)	1.50%		1.50%		1.50%	(e)

Ratio of net investment loss to average net assets (f)	(0.86%	)	(1.07%	)	(0.62%	) (e)

Portfolio turnover rate	111%		73%		107%	(d)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2011

1.  Organization and Significant Accounting Policies
AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are no-load series of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008.  The public offering of shares of the Funds commenced on October 31, 2008.

The investment objective of each Fund is long-term growth of capital.  AlphaMark Large Cap Growth Fund is a diversified fund and AlphaMark Small Cap Fund is a non-diversified fund.

Securities valuation - The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type, as of August 31, 2011:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$15,623,514	$-	$-	$15,623,514
Money Market Funds	215,853	-	-	215,853
Total	$15,839,367	$-	$-	$15,839,367

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$15,216,150	$-	$-	$15,216,150
Money Market Funds	577,165	-	-	577,165
Total	$15,793,315	$-	$-	$15,793,315

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

During the year ended August 31, 2011, the Funds did not have any significant transfers in and out of any Level.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2011.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that effective December 27, 2010, shares of the Funds are subject to a redemption fee of 1.5%, payable to the applicable Fund, if redeemed within sixty days of the date of purchase.  During the year ended August 31, 2011, proceeds from redemption fees totaled $697 and $1,267 for AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.

Security transactions and investment income – Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to shareholders - Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December.  The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid to shareholders of the Funds during the years ended August 31, 2011 and August 31, 2010 was as follows:

	Years	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
AlphaMark Large Cap Growth Fund	8/31/11	$-	$468,270	$468,270
	8/31/10	$114,852	$-	$114,852
AlphaMark Small Cap Growth Fund	8/31/11	$-	$504,063	$504,063
	8/31/10	$-	$-	$-

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of August 31, 2011:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
Tax cost of portfolio investments	$12,586,902	$13,485,471
Gross unrealized appreciation	$3,734,705	$3,288,640
Gross unrealized depreciation	(482,240)	(980,796)
Net unrealized appreciation	3,252,465	2,307,844
Undistributed ordinary income	-	247,822
Undistributed long-term gains	528,652	1,006,672
Total distributable earnings	$3,781,117	$3,562,338

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the AlphaMark Large Cap Growth Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

For the year ended August 31, 2011, AlphaMark Large Cap Growth Fund reclassified $55,086 of net investment loss against paid-in capital on the Statements of Assets and Liabilities.  In addition, AlphaMark Small Cap Growth Fund reclassified $133,021 of net investment loss against undistributed net realized gains from security transactions on the Statements of Assets and Liabilities.  Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, had no effect on the Funds’ net assets or net asset value per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Funds’ tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Funds’ tax returns for all open tax years.  During the year ended August 31, 2011, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed during the last three years.  Each Fund identifies its major tax jurisdiction as U.S. Federal.

2. Investment Transactions
During the year ended August 31, 2011, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
Cost of purchases of investment securities	$9,069,503	$18,664,479

Proceeds from sales of investment securities	$7,266,417	$16,925,508

3.   Transactions with Affiliates
The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Funds, is also the President and a Trustee of the Trust.  Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Funds’ principal underwriter.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor.  Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds.  Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Advisor has contractually agreed, until at least December 31, 2011, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, organization costs and extraordinary expenses) to 1.50% of its average daily net assets.  Any such fee reductions or expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of August 31, 2011, the Advisor may in the future recover fee reductions and expense reimbursements totaling $271,226 and $279,039 from AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.  The Advisor may recover these amounts no later than the dates stated below:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
August 31, 2012	$77,740	$77,567
August 31, 2013	100,971	103,227
August 31, 2014	92,515	98,245
	$271,226	$279,039

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides executive and administrative services and internal regulatory compliance services for the Funds.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee is being discounted by 15% until December 31, 2011 or until such time as the net assets of a Fund reach $20 million.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates each Fund’s daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million.  The base fee and asset-based fee are being discounted by 15% until December 31, 2011.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $20 per shareholder account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts.  In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives compensation of $6,000 annually for its services to the Trust.

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Funds to incur expenses related to the distribution of the Funds’ shares.  The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets.

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2011, Charles Schwab & Co., Inc., for the benefit of its customers, owned of record 99% and 97% of the outstanding shares of AlphaMark Large Cap Fund and AlphaMark Small Cap Fund, respectively.

4. Contingencies and Commitments
The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

5. New Accounting Pronouncement
In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Subsequent Events
The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
AlphaMark Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the AlphaMark Investment Trust (the “Funds”), comprising AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund as of August 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2011 by correspondence with the Funds’ custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the AlphaMark Investment Trust, as of August 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
October 20, 2011

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses.  These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2011 – August 31, 2011).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not impose any sales loads.  However, effective December 27, 2010, a redemption fee of 1.5% is applied on the sale of shares redeemed within sixty days of the date of purchase. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annualized expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

AlphaMark Large Cap Growth Fund

	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$910.40	$7.22
Based on Hypothetical 5% Return	$1,000.00	$1,017.64	$7.63

*
Expenses are equal to AlphaMark Large Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AlphaMark Small Cap Growth Fund

	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$864.60	$7.05
Based on Hypothetical 5% Return	$1,000.00	$1,017.64	$7.63

*
Expenses are equal to AlphaMark Small Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-866-420-3350.  Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ALPHAMARK INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The officers have been elected for an annual term.  The following are the Trustees and executive officers of the Trust:

Interested Trustee
Name, Age & Address	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen by Trustee	Directorships of Public Companies Held by Trustee
Michael L. Simon* 250 Grandview Drive Fort Mitchell, KY 41017 Age: 44	President and Trustee	Since July, 2008	Founder, President and Chief Investment Officer of the Advisor.	2	None
Independent Trustees
John W. Hopper, Jr. 250 Grandview Drive Fort Mitchell, KY 41017 Age: 51	Chairman and Trustee	Since September, 2008	Founder and partner of Silverstone Advisors, LLC (a boutique investment banking and consulting firm); prior to February, 2008, Chief Executive Officer of Conexio Technology Solutions, LLC.	2	None
C. Christopher Muth 250 Grandview Drive Fort Mitchell, KY 41017 Age: 56	Trustee	Since September, 2008	Partner of Dinsmore & Shohl LLP (law firm); prior to April, 2010, member of Greenebaum Doll & McDonald PLLC (law firm).	2	None
T. Brian Brockhoff 250 Grandview Drive Fort Mitchell, KY 41017 Age: 47	Trustee	Since September, 2008	Principal of Bailey Capital Partners, Inc. (mortgage bankers).	2	None

*	Mr. Simon, as an affiliated person of the Advisor, is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

ALPHAMARK INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Executive Officers
Name, Age & Address	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Christian A. Lucas 250 Grandview Drive Fort Mitchell, KY 41017 Age: 39	Vice President	Since July, 2008	Member/Owner of the Advisor.
Anne M. Haggerty 250 Grandview Drive Fort Mitchell, KY 41017 Age: 50	Chief Compliance Officer	Since March, 2009	Director of Operations and Chief Compliance Officer of the Advisor; prior to December, 2007, Manager of Trading Operations of Fifth Third Asset Management, Inc. (investment advisory firm).
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 54	Vice President	Since July, 2008	Managing Director of Ultimus and UFD.
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 49	Treasurer	Since July, 2008	Managing Director of Ultimus and UFD.
Wade R. Bridge 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 Age: 42	Secretary	Since July, 2011	Director of Fund Administration of Ultimus and Vice President of UFD.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”).  To obtain a free copy of the SAI, please call 1-866-420-3350.

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements with the Advisor for the AlphaMark Large Cap Growth Fund and the AlphaMark Small Cap Growth Fund.  These approvals took place at an in-person meeting held on July 21, 2011, at which a majority of the Independent Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Investment Advisory Agreements and the Trustees requested such information from the Advisor as they deemed reasonably necessary to evaluate the terms of such Agreements and whether such Agreements continue to be in the best interests of the Funds and their shareholders.  The Trustees reviewed the factors which are considered pertinent in reaching an informed business judgment concerning the continuance of the Investment Advisory Agreements, including:  (i) the nature, quantity and quality of the services provided under the Investment Advisory Agreements; (ii) the investment performance of the Funds and the Advisor; (iii) the cost of services provided and the profits realized by the Advisor and any affiliates from their relationships with the Funds and the financial strength of the Advisor; (iv) the extent to which the Advisor realizes economies of scale as a Fund grows larger; (v) whether fee levels reflect such economies of scale for the benefit of shareholders; (vi) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Funds with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Advisor; and (vii) any ancillary benefits derived or to be derived by the Advisor from its relationship with the Funds, such as soft dollar arrangements.    The Trustees reviewed the background, qualifications, education and experience of the Advisor’s investment and operational personnel.  The Trustees also considered the quality of administrative and other services provided to the Trust, the Advisor’s compliance program, and the Advisor’s role in coordinating such services and programs.  The Independent Trustees were advised by experienced independent counsel throughout the process.  The Independent Trustees reviewed the Investment Advisory Agreements with management and also met in a private session with counsel at which no representatives of the Advisor were present.

Below is a summary of the discussions and findings of the Trustees in regard to their approval of the continuance of the Investment Advisory Agreements.

(i)
The nature, extent, and quality of the services provided by the Advisor.  In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Advisor. They discussed the responsibilities of the Advisor under the Advisory Agreements and the Advisor’s compensation under the Advisory Agreements.  The Independent Trustees reviewed the background and experience of the Advisor’s key investment and operating personnel.  They noted that the Advisor has not had significant turnover and continues to provide experienced professionals to manage the operations at the Advisor.  After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Advisor to each Fund were satisfactory.

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

(ii)
The investment performance of the Funds and Advisor.  In this regard, the Independent Trustees compared the performance of the Large Cap Fund with the performance of the S&P 500 Index, the Fund’s primary benchmark, over various periods ended May 31, 2011.  It was noted by the Independent Trustees that the Large Cap Fund underperformed the S&P 500 Index for the three months, year-to-date, one year and since inception periods ended May 31, 2011.  They considered the Fund’s overall performance record, noting that the Fund, though trailing the benchmark over each of the comparative periods, has only slightly trailed the benchmark over these periods.  The Independent Trustees then considered the Large Cap Fund’s periods of outperformance and underperformance over the life of the Fund.  They were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “large cap growth” funds with under $50 million in assets, which is the category to which the Large Cap Fund has been assigned.  The Independent Trustees noted that for the year-to-date period ended June 30, 2011, the Large Cap Fund’s total return (5.90%) exceeded the total returns of the average fund in the Morningstar large cap growth category (5.35%).  The Independent Trustees further noted that for the one year period ended June 30, 2011, the Large Cap Fund’s total return (28.19%) trailed the return of the average fund in the large cap growth category (31.52%).  The Independent Trustees reviewed performance information with respect to the Advisor’s other managed accounts with similar investment objectives, which indicated that the Large Cap Fund underperformed such other accounts for the periods ended May 31, 2011.  They considered that, based on representations by the Advisor, those performance differences can be attributed mainly to the Large Cap Fund being subject to a number of expenses not applicable to such other accounts.  The Independent Trustees also considered the consistency of the Advisor’s management of the Large Cap Fund with the Fund’s investment objective and policies.  The Independent Trustees concluded that the investment performance of the Large Cap Fund has been satisfactory.

The Independent Trustees next reviewed the performance of the Small Cap Fund, which was compared to the performance of the Russell 2000 Growth Index, the Fund’s primary benchmark, over various periods ended May 31, 2011.  It was noted by the Independent Trustees that the Small Cap Fund underperformed the Russell 2000 Growth Index over the three months, year-to-date and since inception periods ended May 31, 2011.  They further noted that for the one year period ended May 31, 2011 the Small Cap Fund (40.74%) outperformed the Russell 2000 Growth Index (36.79%).  The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “small cap growth” funds with under $50 million in assets, which is the category to which the Small Cap Fund has been assigned.  The Independent Trustees noted that for the year-to-date period ended June 30, 2011, the Small Cap Fund’s 7.80% return trailed the performance of the average fund in the Morningstar small cap growth category (8.70%) over the same period.  They also noted that for the one year period ended June 30, 2011, the Small Cap Fund’s 45.10% return was better than the performance of the average fund in the small cap growth category (41.35%) over the same period. The Independent

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

Trustees reviewed performance information with respect to the Advisor’s other managed accounts with similar investment objectives, which indicated that the Small Cap Fund underperformed such other accounts for the periods ended May 31, 2011.  They considered that, based on representations by the Advisor, those performance differences can be attributed mainly to the Small Cap Fund being subject to a number of expenses not applicable to such other accounts.  The Independent Trustees considered the consistency of the Advisor’s management of the Small Cap Fund with the Fund’s investment objective and policies.  The Independent Trustees concluded that the investment performance of the Small Cap Fund has been satisfactory.

(iii)
The costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Funds.  In this regard, the Independent Trustees considered the Advisor’s staffing, personnel and operations; the financial condition of the Advisor and the level of commitment to the Funds by the principals of the Advisor; the asset levels of each Fund; the overall expenses of each Fund; and the distribution arrangements for each Fund.  The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar.  They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds in their respective Morningstar categories.  It was noted by the Independent Trustees that, although, the Large Cap Fund’s advisory fee of 1.00% was higher than the average advisory fee (0.78%), the Large Cap Fund’s net expense ratio (1.50%) was lower than the average expense ratio (1.53%) for Morningstar’s large cap growth fund category with under $50 million in assets.   The Independent Trustees also discussed the Advisor’s commitment to cap the Large Cap Fund’s ordinary operating expenses at 1.50% per annum. The Independent Trustees performed a similar comparison for the Small Cap Fund, finding that the Small Cap Fund’s advisory fee of 1.00% was slightly higher than the average advisory fee (0.92%) and the Fund’s net expense ratio of 1.50% was considerably lower than the average expense ratio (1.74%) for Morningstar’s small cap growth fund category with under $50 million in assets.  The Independent Trustees also discussed the Advisor’s commitment to cap the Small Cap Fund’s ordinary operating expenses at 1.50% per annum.

The Independent Trustees considered the Advisor’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended May 31, 2011.  The Independent Trustees took into account that the Advisor has received only a portion of its advisory fees with respect to its services to the Funds in order to maintain each Fund’s 1.50% per annum expense cap.  It was noted by the Independent Trustees that the Advisor has yet to realize any profits for its services to each Fund.

The Independent Trustees reviewed the balance sheet of the Advisor as of December 31, 2010 and concluded that the Advisor has adequate financial resources to serve as the Funds’ investment adviser.  The Independent Trustees

ALPHAMARK INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

considered the “fallout benefits” to the Advisor, including the additional exposure the Advisor has received as a result of managing the Funds.  The Independent Trustees concluded that the fees paid by each Fund to the Advisor are reasonable in light of the quality of the services received.

(iv)
The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.  The Independent Trustees considered the current net assets for each Fund and discussed the expense cap arrangements between the Trust and the Advisor.  The Independent Trustees noted that each Fund has grown its assets to the point where the Advisor is currently collecting a portion of its advisory fee.  They also noted that the Funds will need to grow their assets significantly before the Advisor will begin collecting its full advisory fees from the Funds.  The Independent Trustees concluded that, at the Funds’ current asset levels, it would not be relevant to consider the extent to which economies of scale are being realized and that it is not necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedules for the Funds.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Investment Advisory Agreements.  The Trustees, including all of the Independent Trustees, concluded that the terms of each Investment Advisory Agreement were fair and reasonable, that the Advisor's fees were reasonable in light of the services provided to the Funds and the benefits received by the Advisor, and that continuance of the Investment Advisory Agreements is in the best interests of each Fund and its shareholders.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $22,000 and $22,000 with respect to the registrant’s fiscal years ended August 31, 2011 and 2010, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000 and $5,000 with respect to the registrant’s fiscal years ended August 31, 2011 and 2010, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal years ended August 31, 2011 and 2010, aggregate non-audit fees of $5,000 and $5,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon

Date	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	October 25, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	October 25, 2011

* Print the name and title of each signing officer under his or her signature.